Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: June 10, 2021

Payment Date	6/15/2021
Collection Period Start	5/1/2021
Collection Period End	5/31/2021
Interest Period Start	5/17/2021
Interest Period End	6/14/2021

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$440,301,624.41	$29,942,155.47	$410,359,468.94	0.894029	May-24
Class A-4 Notes	$124,422,000.00	$—	$124,422,000.00	1.000000	Feb-25
Class B Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Mar-25
Class C Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Apr-25
Class D Notes	$14,108,000.00	$—	$14,108,000.00	1.000000	Jan-26
Total Notes	$607,047,624.41	$29,942,155.47	$577,105,468.94

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$610,574,490.49	$580,632,335.02	0.411578
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$610,574,490.49	$580,632,335.02
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Reserve Account Balance	$3,526,866.08	$3,526,866.08

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$440,301,624.41	1.92000%	30/360	$704,482.60
Class A-4 Notes	$124,422,000.00	1.96000%	30/360	$203,222.60
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$607,047,624.41			$992,470.76

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$610,574,490.49	$580,632,335.02
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$610,574,490.49	$580,632,335.02
Number of Receivable Outstanding	47,695	46,529
Weight Average Contract Rate	4.68%	4.69%
Weighted Average Remaining Term (months)	40	39

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,302,919.00
Principal Collections	$29,736,978.76
Liquidation Proceeds	$183,032.42
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,222,930.18
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,222,930.18

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$508,812.08	$508,812.08	$—	$—	$31,714,118.10
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,714,118.10
Interest - Class A-2 Notes	$—	$—	$—	$—	$31,714,118.10
Interest - Class A-3 Notes	$704,482.60	$704,482.60	$—	$—	$31,009,635.50
Interest - Class A-4 Notes	$203,222.60	$203,222.60	$—	$—	$30,806,412.90
First Allocation of Principal	$—	$—	$—	$—	$30,806,412.90
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$30,781,018.50
Second Allocation of Principal	$—	$—	$—	$—	$30,781,018.50
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$30,753,272.77
Third Allocation of Principal	$12,307,289.39	$12,307,289.39	$—	$—	$18,445,983.38
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$18,414,357.95
Fourth Allocation of Principal	$14,108,000.00	$14,108,000.00	$—	$—	$4,306,357.95
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,306,357.95
Regular Principal Distribution Amount	$3,526,866.08	$3,526,866.08	$—	$—	$779,491.87
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$779,491.87
Remaining Funds to Certificates	$779,491.87	$779,491.87	$—	$—	$—
Total	$32,222,930.18	$32,222,930.18	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$610,574,490.49	$580,632,335.02
Note Balance	$607,047,624.41	$577,105,468.94
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$3,526,866.08
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,526,866.08
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,526,866.08

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	21	$205,176.71
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	102	$183,032.42
Monthly Net Losses (Liquidation Proceeds)			$22,144.29
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.29%
Second Preceding Collection Period			0.06%
Preceding Collection Period			(0.18)%
Current Collection Period			0.04%
Four-Month Average Net Loss Ratio			0.06%
Cumulative Net Losses for All Periods			$2,187,801.91
Cumulative Net Loss Ratio			0.16%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	85	$1,237,823.21
60-89 Days Delinquent	0.07%	24	$397,548.17
90-119 Days Delinquent	0.01%	5	$76,968.35
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.29%	114	$1,712,339.73

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	3	$43,038.42
Total Repossessed Inventory	10	$149,837.33

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	29	$474,516.52
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.05%
Second Preceding Collection Period		0.04%
Preceding Collection Period		0.07%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.48	0.08%	29	0.06%